                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-09057

                             SCUDDER INVESTORS TRUST
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois 60606
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        8/31

Date of reporting period:       8/31/03

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder S&P 500 Stock Fund

Annual Report to Shareholders

August 31, 2003

Contents

<Click Here> Performance Summary

<Click Here> Portfolio Management Review

<Click Here> Portfolio Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Report of Independent Auditors

<Click Here> Tax Information

<Click Here> Trustees and Officers

<Click Here> Investment Products

<Click Here> Account Management Resources

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. The prospectus contains more complete information, including a description of the risks of investing in the fund, management fees and expenses. Please read it carefully before you invest or send money.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary August 31, 2003

Average Annual Total Returns* (Unadjusted for Sales Charge)
Scudder S&P 500 Stock Fund	1-Year	3-Year	Life of Fund**
Class A	10.93%	-12.46%	-10.82%
Class B	10.04%	-13.17%	-11.51%
Class C	10.21%	-13.12%	-11.47%
S&P 500 Index+	12.07%	-11.43%	-9.64%

Sources: Lipper, Inc. and Deutsche Investment Management Americas Inc.

Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 8/31/03	$ 6.34	$ 6.25	$ 6.26
8/31/02	$ 5.75	$ 5.68	$ 5.68
Distribution Information: Twelve Months: Income Dividends	$ .03	$ -	$ -

Class A Lipper Rankings - S&P 500 Index Objective Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	132	of	173	76
3-Year	122	of	149	82

Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

S&P 500 is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by Scudder Investments, Inc. The product is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.

Growth of an Assumed $10,000 Investment*(a) (Adjusted for Sales Charge)
[] Scudder S&P 500 Stock Fund - Class A [] S&P 500 Index+

Comparative Results* (Adjusted for Sales Charge)
Scudder S&P 500 Stock Fund		1-Year	3-Year	Life of Fund**
Class A(b)	Growth of $10,000	$10,594	$6,407	$6,468
	Average annual total return	5.94%	-13.79%	-12.02%
Class B(b)	Growth of $10,000	$10,704	$6,416	$6,464
	Average annual total return	7.04%	-13.75%	-12.03%
Class C(b)	Growth of $10,000	$10,911	$6,492	$6,540
	Average annual total return	9.11%	-13.41%	-11.73%
S&P 500 Index+	Growth of $10,000	$11,207	$6,949	$7,072
	Average annual total return	12.07%	-11.43%	-9.64%

The growth of $10,000 is cumulative.

Notes to Performance Summary

* Returns during the 3-year and life of fund period shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement returns would have been lower.
** The Fund commenced operations on April 3, 2000. Index returns begin March 31, 2000.
a The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.
b Returns shown for Class A, B and C shares have been adjusted to reflect the current applicable sales charge of each specific class. Returns for Class A reflect the current maximum initial sales charges of 4.50%. Class B share performance is adjusted for the applicable contingent deferred sales charge ("CDSC"), which is 4% within the first year after purchase, declining to 0% after six years. Returns for Class C reflect an initial sales charge of 1%. Redemptions on Class C shares within one year of purchase may be subject to a CDSC of 1%. Any difference in expenses will affect performance.
+ The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. "Standard & Poor's", "S&P 500", "Standard & Poor's 500" and "500" are trademarks of the McGraw-Hill Companies Inc., and have been licensed for use by the Fund's investment advisor. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns may differ by share class.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Please read this fund's prospectus for specific details regarding its investments and risk profile.

Please call (800) 621-1048 for the Fund's most up-to-date performance. On the Web, go to scudder.com.

Portfolio Management Review

Scudder S&P 500 Stock Fund: A Team Approach to Investing

Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for Scudder S&P 500 Stock Fund. DeIM and its predecessors have more than 80 years of experience managing mutual funds and DeIM provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

Northern Trust Investments, N.A. ("NTI"), an indirect subsidiary of Northern Trust Corporation, is the subadvisor for the fund. As of June 30, 2003, NTI had approximately $220 billion of assets under management.

Portfolio Management Team

The fund is managed by a team of portfolio managers that specializes in domestic large-cap index investing.

In the following interview the portfolio managers of Northern Trust Investments, Inc., the fund's subadvisor, discuss Scudder S&P 500 Stock Fund's strategy and the market environment during the12-month period ended August 31, 2003.

Q: How did the stock market perform during the reporting period?

A: Stocks in the United States performed well over the past year, providing a measure of relief to those who remained invested during the three-year bear market. The Standard & Poor's 500 composite stock index delivered a double-digit return for the period, with all of the gain occurring during the spring and summer. Prior to the war in Iraq, investors were paralyzed by uncertainty: The economy remained weak, corporate earnings were under pressure, oil prices had risen to more than $30 a barrel and the hazy threat of a war of unknown duration hung over the market. At its intra-day low on March 12, 2003, the S&P 500 fell to 788, more than 10% beneath its level at the beginning of the reporting period.

Once the war got under way, and it appeared that the United States would win the main campaign, investors began to move money back into the market. News from the economic and earnings fronts also provided a boost to stock prices as the summer progressed. Although the employment picture remained weak, a variety of indicators began to signal that the economy was emerging from its torpor. At the same time, corporate earnings results showed a substantial rise from their year-ago levels. Market participants were further encouraged by the stimulus provided by the Federal Reserve (in the form of continued low interest rates) and by the government's fiscal policy (in the form of lower taxes and increased spending). The improved backdrop gave investors the green light to put money back into stocks. From March 1 through the close of the period on August 31 (the second half of the annual period), the S&P 500 rose an amazing 20.88%. The rally was led by the higher-risk areas of the market, including growth stocks, small companies and stocks of companies with poor business fundamentals. This was a significant departure from the market environment of the previous three years. The speed at which this shift took place illustrates the potential value of an index fund, which invests across all areas of the market.

Despite its remarkable recovery, the S&P 500 is still well off its all-time high. In closing the period at 1,008, the index remained more than 500 points beneath its high-water mark set in March of 2000.

Q: How did the fund perform in relation to its benchmark and its peer group?

A: The total return of Scudder S&P 500 Stock Fund (Class A shares unadjusted for sales charge) for the 12 months ended August 31, 2003, was 10.93%, not far behind the 12.07% return of the benchmark index. (Please see pages 3 through 5 for performance of other share classes.)

Q: What industries and individual stocks were key drivers of the index's performance?

A: The S&P 500 was led by the sectors that are viewed as best able to benefit during an economic recovery. Technology stocks topped the performance charts, returning 33.39% as a group. The sector had been hurt by reduced spending on technology equipment by corporations - which were tightening their belts to cope with the slow economy - but investors have since become more optimistic that stronger growth will lead to a revival in spending. Telecommunications services, basic materials (for example, chemicals, mining and paper) and consumer discretionary1 stocks - the types of companies that could benefit from the stronger spending accompanying a recovery - were among the market's top performers, as well. The weakest performance was delivered by sectors that are viewed as being more "defensive," in other words, those areas that investors tend to favor when the economy is expected to be weak. These include consumer staples2, utilities and health care stocks.

1 Consumer discretionary products are those, such as home electronics, that are nonnecessities and therefore more sensitive to economic conditions.
2 Consumer staples companies are those that make products consumers need to buy regardless of economic conditions, such as food and beverages.

The winners and losers for the annual period ended August 31, 2003, are displayed in the accompanying charts.

S&P 500 Sector Performance
Economic Sector	Average Weight	Total Return
Consumer staples	9.23	-1.93
Utilities	2.79	2.32
Health care	14.87	3.98
Energy	5.91	9.01
Industrials	11.52	9.21
Financials	20.54	10.44
Consumer discretionary	13.71	15.40
Materials	2.73	15.60
Telecommunication services	3.89	16.89
Information technology	14.83	33.39
Total	100.00[3]	12.07

3 Average weight percentages might not equal 100% due to rounding.
Top Three Performers Within the S&P 500
Company	Percentage
Avaya, Inc.	+397%
Corning, Inc.	+312%
Citrix Systems, Inc.	+229%

Bottom Three Performers Within the S&P 500
Company	Percentage
Mirant Corp.*	-81%
Cresset Precious Metals, Inc.*	-80%
Tenet Healthcare Corp.	-66%

* The security was not held at 8/31/03.

Q: Will you discuss the nature of the changes made to the index during the period?

A: During the year, Standard & Poor's made 11 additions to and 11 deletions from the index. Consistent with our strategy of building the portfolio so that it tracks the index, we matched these changes in the fund's portfolio. Among the names added to the index during the period were Autonation and RJ Reynolds Tobacco. Some of the stocks removed from the index were AMR Corp. (parent of American Airlines), Household International (which was taken over by HSBC) and Healthsouth.

Q: Will you review your investment process?

A: We seek to provide investment results that, before expenses, correspond to the total return of the S&P 500 index. The fund offers investors a convenient means of participating in the stock market - as measured by the S&P 500 - while relieving them of the time and paperwork it would require to own all of these investments directly. We use a "passive," or "indexing," approach, attempting to duplicate the overall performance of the S&P 500. In doing so, we attempt to allocate the fund's portfolio in approximately the same weighting as the index, beginning with the heaviest-weighted stocks that make up a larger portion of the index's value. Because the portfolio turnover rate of index funds is typically lower than that of actively managed funds, index funds tend to generate fewer taxable gains.

Q: Any final thoughts for investors?

A: Yes. The stock market always presents us with ups and downs, and we are fortunate that the past five months finished squarely in the "up" column. As a result, investors who became frightened and exited the market late in 2002 or early in 2003 - locking in their losses in the process - have been unable to participate in the subsequent rebound. We urge investors to keep this in mind during the inevitable periods when the stock market does not perform as well as it did this past spring and summer. No matter what the market environment, we believe the best approach is to maintain a diversified portfolio and to remain focused on your long-term objectives rather than short-term market fluctuations.

The views expressed in this report reflect those of the portfolio management team only through the end of the report period as stated on the cover. The team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary August 31, 2003

Asset Allocation	8/31/03	8/31/02

Common Stocks	99%	98%
Cash Equivalents	1%	2%
	100%	100%

Sector Diversification (Excludes Cash Equivalents)	8/31/03	8/31/02

Financials	20%	21%
Information Technology	16%	14%
Health Care	13%	14%
Industrials	12%	12%
Consumer Staples	12%	10%
Consumer Discretionary	11%	13%
Energy	6%	6%
Telecommunication Services	4%	4%
Materials	3%	3%
Other	3%	3%
	100%	100%

Asset allocation and sector diversification are subject to change.

Ten Largest Equity Holdings at August 31, 2003 (23.1% of Portfolio)
1. General Electric Co. Industrial conglomerate	3.1%
2. Microsoft Corp. Developer of computer software	3.0%
3. Wal-Mart Stores, Inc. Operator of discount stores	2.7%
4. ExxonMobil Corp. Explorer and producer of oil and gas	2.7%
5. Pfizer, Inc. Manufacturer of prescription pharmaceuticals and non-prescription self-medications	2.5%
6. Citigroup, Inc. Provider of diversified financial services	2.4%
7. Intel Corp. Designer, manufacturer and seller of computer components and related products	2.0%
8. American International Group, Inc. Provider of insurance services	1.6%
9. Johnson & Johnson Provider of health care products	1.6%
10. International Business Machines Corp. Manufacturer of computers and provider of information processing services	1.5%

Portfolio holdings are subject to change.

For more complete details about the fund's investment portfolio, see page 14. A quarterly Fact Sheet and Portfolio Holdings are available upon request.

Investment Portfolio as of August 31, 2003

	Shares	Value ($)

Common Stocks 98.5%
Consumer Discretionary 11.1%
Auto Components 0.2%
Cooper Tire & Rubber Co.	800	14,400
Dana Corp.	1,402	21,619
Delphi Corp.	5,581	50,564
Goodyear Tire & Rubber Co.	1,680	11,962
Johnson Controls, Inc.	887	87,813
Visteon Corp.	1,081	7,297
		193,655
Automobiles 0.7%
AutoNation, Inc.*	2,800	52,612
Ford Motor Co.	18,602	215,039
General Motors Corp.	5,637	231,681
Harley-Davidson, Inc.	3,033	151,104
		650,436
Hotel Restaurants & Leisure 0.9%
Carnival Corp. "A"	6,432	222,483
Darden Restaurants, Inc.	1,719	37,474
Harrah's Entertainment, Inc.	1,073	44,444
Hilton Hotels Corp.	3,831	58,538
International Game Technology	3,492	90,233
Marriott International, Inc. "A"	2,334	95,297
Starbucks Corp.*	3,940	112,054
Starwood Hotels & Resorts Worldwide, Inc.	1,961	66,341
Wendy's International, Inc.	1,157	36,503
YUM! Brands, Inc.*	2,946	87,349
		850,716
Household Durables 0.5%
American Greeting Corp. "A"	715	13,228
Black & Decker Corp.	799	34,181
Centex Corp.	653	49,249
Fortune Brands, Inc.	1,510	85,164
KB Home	515	29,468
Leggett & Platt, Inc.	1,958	45,347
Maytag Corp.	811	21,978
Newell Rubbermaid, Inc.	2,791	66,286
Pulte Homes, Inc.	615	40,934
Snap-On, Inc.	615	18,143
The Stanley Works	839	25,397
Tupperware Corp.	515	8,410
Whirlpool Corp.	692	48,149
		485,934
Internet & Catalog Retailing 0.4%
eBay, Inc.*	6,400	355,392
Leisure Equipment & Products 0.3%
Brunswick Corp.	910	24,552
Eastman Kodak Co.	2,871	80,072
Hasbro, Inc.	1,761	32,579
Mattel, Inc.	4,503	86,998
		224,201
Media 4.1%
AOL Time Warner, Inc.*	45,558	745,329
Clear Channel Communications, Inc.*	6,162	278,029
Comcast Corp. "A"*	22,851	679,825
Dow Jones & Co., Inc.	860	36,524
Gannett Co., Inc.	2,693	211,185
Interpublic Group of Companies, Inc.	3,995	60,524
Knight-Ridder, Inc.	812	55,102
McGraw-Hill, Inc.	1,963	119,743
Meredith Corp.	515	24,421
Monster Worldwide, Inc.*	1,133	30,954
New York Times Co. "A"	1,562	69,337
Omnicom Group, Inc.	1,947	152,061
Tribune Co.	3,166	146,428
Univision Communications, Inc. "A"*	2,293	85,965
Viacom, Inc. "B"	17,902	805,590
Walt Disney Co.	20,752	425,416
		3,926,433
Multiline Retail 1.3%
Big Lots, Inc.*	1,130	20,679
Costco Wholesale Corp.*	4,641	148,930
Dillard's, Inc. "A"	815	12,331
Dollar General Corp.	3,339	76,563
Family Dollar Stores, Inc.	1,724	69,167
Federated Department Stores, Inc.*	1,848	80,758
J.C. Penny Co., Inc.	2,681	56,891
Kohl's Corp.*	3,436	217,327
Sears, Roebuck & Co.	2,873	126,469
Target Corp.	9,230	374,738
The May Department Stores Co.	2,964	81,747
		1,265,600
Specialty Retail 2.3%
AutoZone, Inc.*	943	86,567
Bed Bath & Beyond, Inc.*	2,955	127,154
Best Buy Co., Inc.*	3,246	168,798
Circuit City Stores - Circuit City Group	2,098	21,882
Home Depot, Inc.	23,311	749,682
Lowe's Companies, Inc.	7,870	431,748
Office Depot, Inc.*	3,115	56,818
RadioShack Corp.	1,742	52,957
Sherwin-Williams Co.	1,533	46,113
Staples, Inc.*	4,961	122,189
The Gap, Inc.	9,012	188,261
Tiffany & Co.	1,504	58,536
TJX Companies, Inc.	5,154	111,636
Toys ''R'' Us, Inc.*	2,115	28,806
		2,251,147
Textiles, Apparel & Luxury Goods 0.4%
Jones Apparel Group, Inc.	1,313	40,559
Liz Claiborne, Inc.	1,098	37,848
NIKE, Inc. "B"	2,682	152,820
Nordstrom, Inc.	1,370	35,716
Reebok International Ltd.	680	22,746
The Limited, Inc.	5,278	89,515
VF Corp.	1,167	46,797
		426,001
Consumer Staples 11.4%
Beverages 2.6%
Adolph Coors Co. "B"	408	22,501
Anheuser-Busch Companies, Inc.	8,422	434,070
Brown-Forman Corp. "B"	572	45,211
Coca-Cola Enterprises, Inc.	4,620	85,424
Pepsi Bottling Group, Inc.	2,820	68,018
PepsiCo, Inc.	17,475	778,337
The Coca-Cola Co.	25,032	1,089,393
		2,522,954
Food & Drug Retailing 3.8%
CVS Corp.	4,024	131,182
Kroger Co.*	7,744	148,762
Safeway, Inc.*	4,559	111,285
Supervalu, Inc.	1,376	33,162
Sysco Corp.	6,570	206,692
Walgreen Co.	10,416	339,249
Wal-Mart Stores, Inc.	44,461	2,630,757
Winn-Dixie Stores, Inc.	1,546	15,537
		3,616,626
Food Products 1.5%
Albertson's, Inc.	3,770	79,245
Archer-Daniels-Midland Co.	6,541	90,724
Campbell Soup Co.	4,147	100,357
ConAgra Foods, Inc.	5,433	119,526
General Mills, Inc.	3,752	173,943
H.J. Heinz Co.	3,554	115,007
Hershey Foods Corp.	1,371	95,833
Kellogg Co.	4,079	136,769
McCormick & Co., Inc.	1,400	37,380
McDonald's Corp.	12,920	289,666
Sara Lee Corp.	7,905	150,037
William Wrigley Jr. Co.	2,236	118,620
		1,507,107
Household Products 1.9%
Clorox Co.	2,211	94,741
Colgate-Palmolive Co.	5,490	303,487
Kimberly-Clark Corp.	5,134	262,399
Procter & Gamble Co.	13,176	1,150,133
		1,810,760
Personal Products 0.6%
Alberto-Culver Co. "B"	615	35,104
Avon Products, Inc.	2,403	154,032
Gillette Co.	10,312	334,728
		523,864
Tobacco 1.0%
Altria Group, Inc.	20,475	843,980
R.J. Reynolds Tobacco Holdings, Inc.	967	33,023
UST, Inc.	1,678	56,045
		933,048
Energy 5.7%
Energy Equipment & Services 0.8%
Baker Hughes, Inc.	3,360	112,426
BJ Services Co.*	1,600	59,792
Halliburton Co.	4,410	106,634
Nabors Industries Ltd.*	1,503	60,345
Noble Corp.*	1,390	50,290
Rowan Companies, Inc.	886	22,185
Schlumberger Ltd.	5,859	290,079
Transocean Sedco Forex, Inc.	3,409	71,998
		773,749
Oil & Gas 4.9%
Amerada Hess Corp.	921	43,425
Anadarko Petroleum Corp.	2,552	111,012
Apache Corp.	1,608	110,887
Ashland, Inc.	615	20,332
Burlington Resources, Inc.	2,001	96,888
ChevronTexaco Corp.	10,862	791,480
ConocoPhillips	6,920	386,424
Devon Energy Corp.	2,450	126,788
EOG Resources, Inc.	1,141	48,378
ExxonMobil Corp.	67,771	2,554,967
Kerr-McGee Corp.	1,048	46,060
Marathon Oil Corp.	3,106	86,626
Occidental Petroleum Corp.	3,826	131,347
Sunoco, Inc.	830	33,723
Unocal Corp.	2,589	79,275
		4,667,612
Financials 20.1%
Banks 7.9%
AmSouth Bancorp.	3,484	75,045
Bank of America Corp.	15,242	1,207,929
Bank of New York Co., Inc.	7,862	231,300
Bank One Corp.	11,602	457,931
BB&T Corp.	5,774	210,866
Charter One Financial, Inc.	2,201	68,231
Comerica, Inc.	1,834	90,490
Fifth Third Bancorp.	5,895	345,447
First Tennessee National Corp.	1,200	49,620
FleetBoston Financial Corp.	10,665	315,577
Golden West Financial Corp.	1,597	137,773
Huntington Bancshares, Inc.	2,382	47,640
J.P. Morgan Chase & Co.	20,548	703,153
KeyCorp.	4,256	115,891
Marshall & Ilsley Corp.	2,268	70,308
Mellon Financial Corp.	4,347	136,278
National City Corp.	6,212	196,796
North Fork Bancorp., Inc.	1,500	50,655
Northern Trust Corp.	1,956	82,621
PNC Financial Services Group	2,861	136,184
Regions Financial Corp.	2,174	76,655
SouthTrust Corp.	3,538	102,567
SunTrust Banks, Inc.	2,801	171,225
Synovus Financial Corp.	3,273	80,025
Union Planters Corp.	1,930	61,567
US Bancorp.	19,435	464,497
Wachovia Corp.	13,652	575,432
Washington Mutual, Inc.	9,378	365,554
Wells Fargo & Co.	16,958	850,274
Zions Bancorp.	929	51,745
		7,529,276
Diversified Financials 7.2%
American Express Co.	13,114	590,786
Bear Stearns Companies, Inc.	1,015	71,030
Capital One Finance Corp.	2,260	120,684
Charles Schwab Corp.	13,841	150,313
Citigroup, Inc.	52,216	2,263,564
Countrywide Financial Corp.	1,286	87,255
Fannie Mae	9,977	646,410
Federated Investors, Inc.	1,100	32,296
Franklin Resources, Inc.	2,636	113,849
Freddie Mac	6,946	369,180
Goldman Sachs Group, Inc.	4,800	424,752
Janus Capital Group, Inc.	2,467	42,605
Lehman Brothers Holdings, Inc.	2,532	166,428
MBNA Corp.	12,972	302,766
Merrill Lynch & Co., Inc.	9,459	508,705
Moody's Corp.	1,544	80,072
Morgan Stanley	11,032	538,251
Providian Financial Corp.*	2,885	29,571
SLM Corp.	4,561	183,261
State Street Corp.	3,426	150,573
T. Rowe Price Group, Inc.	1,221	51,893
		6,924,244
Insurance 4.6%
ACE Ltd.	2,700	86,940
AFLAC, Inc.	5,178	165,748
Allstate Corp.	7,155	255,791
AMBAC Financial Group, Inc.	1,011	65,634
American International Group, Inc.	26,416	1,573,601
Aon Corp.	3,142	69,752
Chubb Corp.	1,888	128,271
Cincinnati Financial Corp.	1,662	67,062
Hartford Financial Services Group, Inc.	2,881	153,327
Jefferson-Pilot Corp.	1,399	61,934
John Hancock Financial Services, Inc.	2,927	89,361
Lincoln National Corp.	1,785	63,225
Loews Corp.	1,800	74,088
Marsh & McLennan Companies, Inc.	5,450	272,500
MBIA, Inc.	1,491	84,182
MetLife, Inc.	7,686	218,436
MGIC Investment Corp.	972	54,792
Principal Financial Group, Inc.	3,300	103,818
Progressive Corp.	2,174	153,789
Prudential Financial, Inc.	5,600	203,896
Safeco Corp.	1,429	51,530
St. Paul Companies, Inc.	2,280	79,253
Torchmark Corp.	1,139	45,970
Travelers Property Casualty Corp. "B"	10,024	155,272
UnumProvident Corp.	2,927	41,271
XL Capital Ltd. "A"	1,375	104,156
		4,423,599
Real Estate 0.4%
Apartment Investment & Management Co. (REIT)	1,021	39,360
Equity Office Properties Trust (REIT)	4,200	116,844
Equity Residential (REIT)	2,700	78,516
Plum Creek Timber Co., Inc. (REIT)	1,900	49,685
ProLogis (REIT)	1,800	50,742
Simon Property Group, Inc. (REIT)	1,900	81,149
		416,296
Health Care 13.4%
Biotechnology 1.3%
Amgen, Inc.*	12,781	842,268
Biogen, Inc.*	1,544	60,926
Chiron Corp.*	1,916	97,371
Genzyme Corp. (General Division)*	2,200	103,730
MedImmune, Inc.*	2,564	89,407
		1,193,702
Health Care Equipment & Supplies 1.9%
Applera Corp. - Applied Biosystems Group	2,119	46,109
Bausch & Lomb, Inc.	582	24,537
Baxter International, Inc.	6,104	171,522
Becton, Dickinson & Co.	2,633	96,210
Biomet, Inc.	2,702	80,330
Boston Scientific Corp.*	4,167	250,437
C.R. Bard, Inc.	564	37,788
Guidant Corp.	3,155	158,381
Medtronic, Inc.	12,444	616,974
St. Jude Medical, Inc.*	1,796	93,518
Stryker Corp.	2,080	157,664
Zimmer Holdings, Inc.*	2,074	107,309
		1,840,779
Health Care Providers & Services 1.7%
Aetna, Inc.	1,588	90,516
AmerisourceBergen Corp.	1,085	63,158
Anthem, Inc.*	1,447	105,920
Cardinal Health, Inc.	4,513	256,925
CIGNA Corp.	1,416	67,515
HCA, Inc.	5,269	200,169
Health Management Associates, Inc.	2,400	53,472
Humana, Inc.*	1,609	28,302
IMS Health, Inc.	2,534	49,337
Manor Care, Inc.	930	25,668
McKesson Corp.	2,926	95,797
Quest Diagnostics, Inc.*	1,059	63,540
Quintiles Transnational Corp.*	1,269	18,071
Tenet Healthcare Corp.*	4,656	74,721
UnitedHealth Group, Inc.	6,022	297,667
Wellpoint Health Networks, Inc.*	1,434	111,852
		1,602,630
Pharmaceuticals 8.5%
Abbott Laboratories	15,850	638,755
Allergan, Inc.	1,298	103,139
Bristol-Myers Squibb Co.	19,647	498,444
Eli Lilly & Co.	11,402	758,575
Forest Laboratories, Inc.*	3,608	169,576
Johnson & Johnson	30,095	1,492,110
King Pharmaceuticals, Inc.*	2,356	33,102
Medco Health Solutions, Inc.*	2,719	72,605
Merck & Co., Inc.	22,748	1,144,679
Pfizer, Inc.	80,164	2,398,507
Schering-Plough Corp.	14,931	226,802
Watson Pharmaceuticals, Inc.*	1,117	45,909
Wyeth	13,489	578,004
		8,160,207
Industrials 11.7%
Aerospace & Defense 1.8%
Boeing Co.	8,463	316,432
General Dynamics Corp.	1,997	171,962
Goodrich Corp.	1,167	30,377
Honeywell International, Inc.	8,694	252,039
Lockheed Martin Corp.	4,525	231,816
Northrop Grumman Corp.	1,859	177,497
Raytheon Co.	4,128	132,344
Rockwell Collins, Inc.	1,746	47,229
United Technologies Corp.	4,731	379,663
		1,739,359
Air Freight & Logistics 1.0%
FedEx Corp.	3,076	206,400
Ryder System, Inc.	686	20,601
United Parcel Service, Inc. "B"	11,375	713,895
		940,896
Airlines 0.2%
Delta Air Lines, Inc.	1,303	16,770
Southwest Airlines Co.	7,994	136,617
		153,387
Building Products 0.2%
American Standard Companies, Inc.*	680	54,529
Crane Co.	615	15,738
Masco Corp.	4,813	119,314
		189,581
Commercial Services & Supplies 1.9%
Allied Waste Industries, Inc.*	2,176	24,067
Apollo Group, Inc. "A"*	1,800	115,326
Automatic Data Processing, Inc.	6,136	244,888
Avery Dennison Corp.	1,076	58,911
Cendant Corp.*	10,322	185,590
Cintas Corp.	1,813	72,393
Concord EFS, Inc.*	4,950	68,558
Convergys Corp.*	1,713	30,834
Deluxe Corp.	515	21,991
Equifax, Inc.	1,458	33,447
First Data Corp.	7,610	292,224
Fiserv, Inc.*	1,958	76,068
H&R Block, Inc.	1,826	80,527
Paychex, Inc.	3,853	138,708
Pitney Bowes, Inc.	2,380	92,820
R.R. Donnelley & Sons Co.	1,176	29,565
Robert Half International, Inc.*	1,825	40,588
Sabre Holdings Corp.	1,413	31,962
Waste Management, Inc.	5,969	158,835
		1,797,302
Construction & Engineering 0.1%
Fluor Corp.	853	31,425
Electrical Equipment 0.5%
American Power Conversion Corp.	2,092	37,489
Cooper Industries, Inc. "A"	1,004	51,094
Emerson Electric Co.	4,304	239,991
Molex, Inc.	2,060	60,605
Power-One, Inc.*	810	9,566
Rockwell Automation, Inc.	1,946	52,970
Thomas & Betts Corp.*	761	12,998
		464,713
Industrial Conglomerates 4.2%
3M Co.	4,011	571,447
General Electric Co.	101,487	3,000,971
Textron, Inc.	1,367	61,515
Tyco International Ltd.	20,242	416,580
		4,050,513
Machinery 1.3%
Caterpillar, Inc.	3,436	246,808
Cummins, Inc.	464	23,126
Danaher Corp.	1,541	119,042
Deere & Co.	2,438	137,771
Dover Corp.	2,018	76,724
Eaton Corp.	766	71,728
Illinois Tool Works, Inc.	3,169	229,087
Ingersoll-Rand Co. "A"	1,682	100,113
ITT Industries, Inc.	942	61,305
Navistar International Corp.*	715	31,982
PACCAR, Inc.	1,189	101,260
Pall Corp.	1,207	30,175
Parker-Hannifin Corp.	1,235	61,157
		1,290,278
Road & Rail 0.4%
Burlington Northern Santa Fe Corp.	3,777	107,078
CSX Corp.	2,232	72,049
Norfolk Southern Corp.	3,849	73,285
Union Pacific Corp.	2,595	158,139
		410,551
Trading Companies & Distributors 0.1%
Genuine Parts Co.	1,773	56,771
W.W. Grainger, Inc.	926	46,143
		102,914
Information Technology 16.2%
Communications Equipment 2.5%
ADC Telecommunications, Inc.*	8,063	20,480
Andrew Corp.*	1,500	18,570
Avaya, Inc.*	3,934	41,110
CIENA Corp.*	4,800	31,200
Cisco Systems, Inc.*	71,374	1,366,812
Comverse Technologies, Inc.*	1,923	31,710
Corning, Inc.*	12,853	106,037
JDS Uniphase Corp.*	14,189	48,810
Lucent Technologies, Inc.*	40,848	78,020
Motorola, Inc.	23,514	252,305
QUALCOMM, Inc.	8,020	331,066
Scientific-Atlanta, Inc.	1,574	53,516
Tellabs, Inc.*	4,143	27,054
		2,406,690
Computers & Peripherals 3.8%
Apple Computer, Inc.*	3,807	86,152
Dell, Inc.*	26,147	853,177
EMC Corp.*	22,277	284,032
Gateway, Inc.*	2,696	15,556
Hewlett-Packard Co.	31,076	619,035
International Business Machines Corp.	17,571	1,440,998
Lexmark International, Inc.*	1,329	89,096
NCR Corp.*	1,003	29,097
Network Appliance, Inc.*	3,508	78,614
Sun Microsystems, Inc.*	32,021	123,601
		3,619,358
Electronic Equipment & Instruments 0.5%
Agilent Technologies, Inc.*	4,750	115,520
Jabil Circuit, Inc.*	1,976	55,624
Millipore Corp.*	442	20,067
PerkinElmer, Inc.	1,290	21,337
Sanmina Corp.*	5,150	46,247
Solectron Corp.*	8,468	50,215
Symbol Technologies, Inc.	2,401	32,510
Tektronix, Inc.*	870	20,567
Thermo Electron Corp.*	1,724	39,290
Waters Corp.*	1,347	41,084
		442,461
Internet Software & Services 0.2%
Yahoo!, Inc.*	6,126	204,604
IT Consulting & Services 0.3%
Computer Sciences Corp.*	1,892	80,542
Electronic Data Systems Corp.	4,941	107,862
SunGard Data Systems, Inc.*	2,900	81,780
Unisys Corp.*	3,123	40,537
		310,721
Office Electronics 0.1%
Xerox Corp.*	8,006	86,305
Semiconductor Equipment & Products 4.1%
Advanced Micro Devices, Inc.*	3,491	39,413
Altera Corp.*	3,887	87,224
Analog Devices, Inc.*	3,686	151,126
Applied Materials, Inc.*	16,820	363,312
Applied Micro Circuits Corp.*	3,118	18,116
Broadcom Corp. "A"*	2,878	79,087
Intel Corp.	66,396	1,900,254
KLA-Tencor Corp.*	1,892	112,309
Linear Technology Corp.	3,188	131,409
LSI Logic Corp.*	3,811	43,979
Maxim Integrated Products, Inc.	3,288	147,664
Micron Technology, Inc.*	6,134	88,084
National Semiconductor Corp.*	1,837	53,530
Novellus Systems, Inc.*	1,495	59,740
NVIDIA Corp.*	1,595	28,965
PMC-Sierra, Inc.*	1,719	24,513
QLogic Corp.*	966	47,353
Teradyne, Inc.*	1,886	33,627
Texas Instruments, Inc.	17,555	418,687
Xilinx, Inc.*	3,431	105,812
		3,934,204
Software 4.7%
Adobe Systems, Inc.	2,298	89,231
Autodesk, Inc.	1,096	19,618
BMC Software, Inc.*	2,264	33,236
Citrix Systems, Inc.*	1,569	32,306
Computer Associates International, Inc.	5,938	152,191
Compuware Corp.*	3,468	20,635
Electronic Arts, Inc.*	1,500	134,625
Intuit, Inc.*	2,105	95,399
Mercury Interactive Corp.*	889	39,018
Microsoft Corp.	108,948	2,889,301
Novell, Inc.*	3,845	19,340
Oracle Corp.*	53,069	678,222
Parametric Technology Corp.*	2,078	6,920
PeopleSoft, Inc.*	3,797	68,726
Siebel Systems, Inc.*	4,975	50,148
Symantec Corp.*	1,500	86,145
VERITAS Software Corp.*	4,145	142,920
		4,557,981
Materials 2.8%
Chemicals 1.5%
Air Products & Chemicals, Inc.	2,300	108,836
Dow Chemical Co.	9,234	318,850
E.I. du Pont de Nemours & Co.	10,058	449,995
Eastman Chemical Co.	909	32,551
Ecolab, Inc.	2,658	68,550
Engelhard Corp.	1,246	34,975
Great Lakes Chemicals Corp.	615	13,032
Hercules, Inc.*	1,000	11,200
International Flavors & Fragrances, Inc.	930	29,295
Monsanto Co.	2,623	67,437
PPG Industries, Inc.	1,728	94,884
Praxair, Inc.	1,606	102,495
Rohm & Haas Co.	2,286	83,050
Sigma-Aldrich Corp.	692	37,887
		1,453,037
Construction Materials 0.0%
Vulcan Materials Co.	1,021	42,280
Containers & Packaging 0.2%
Ball Corp.	600	31,680
Bemis Co., Inc.	515	23,314
Pactiv Corp.*	1,746	35,060
Sealed Air Corp.*	810	39,415
Temple-Inland, Inc.	567	28,225
		157,694
Metals & Mining 0.6%
Alcoa, Inc.	8,539	243,874
Allegheny Technologies, Inc.	715	5,327
Freeport-McMoRan Copper & Gold, Inc. "B"	1,696	50,880
Newmont Mining Corp.	4,092	160,652
Nucor Corp.	833	42,825
Phelps Dodge Corp.*	880	42,231
United States Steel Corp.	1,014	18,668
Worthington Industries, Inc.	800	12,080
		576,537
Paper & Forest Products 0.5%
Boise Cascade Corp.	702	19,130
Georgia-Pacific Corp.	2,578	59,732
International Paper Co.	4,920	199,506
Louisiana-Pacific Corp.*	1,015	13,347
MeadWestvaco Corp.	2,030	51,453
Weyerhaeuser Co.	2,206	131,257
		474,425
Telecommunication Services 3.4%
Diversified Telecommunication Services 2.9%
ALLTEL Corp.	3,217	147,339
AT&T Corp.	7,842	174,872
BellSouth Corp.	18,610	468,972
CenturyTel, Inc.	1,553	53,982
Citizens Communications Co.*	2,700	30,780
Qwest Communications International, Inc.*	16,381	72,895
SBC Communications, Inc.	33,616	756,024
Sprint Corp.	9,225	136,253
Verizon Communications, Inc.	27,902	985,499
		2,826,616
Wireless Telecommunication Services 0.5%
AT&T Wireless Services, Inc.*	27,899	240,489
Nextel Communications, Inc. "A"*	10,641	205,158
Sprint Corp. (PCS Group)*	10,935	56,753
		502,400
Utilities 2.7%
Electric Utilities 2.1%
Allegheny Energy, Inc.	1,127	10,447
Ameren Corp.	1,564	66,470
American Electric Power Co.	4,164	117,883
CenterPoint Energy, Inc.	3,207	27,227
CINergy Corp.	1,688	57,763
CMS Energy Corp.	1,462	9,752
Consolidated Edison, Inc.	2,360	93,291
Constellation Energy Group, Inc.	1,635	59,498
Dominion Resources, Inc.	3,154	191,069
DTE Energy Co.	1,606	56,065
Edison International*	3,449	65,048
Entergy Corp.	2,358	123,677
Exelon Corp.	3,268	192,485
FirstEnergy Corp.	2,951	86,341
FPL Group, Inc.	1,905	117,843
PG&E Corp.*	4,236	93,912
Pinnacle West Capital Corp.	1,000	34,300
PPL Corp.	1,691	67,082
Progress Energy, Inc.	2,395	96,974
Public Service Enterprise Group, Inc.	2,204	93,317
Southern Co.	7,242	205,528
TECO Energy, Inc.	1,579	18,680
TXU Corp.	3,186	70,092
Xcel Energy, Inc.	3,886	56,930
		2,011,674
Gas Utilities 0.3%
El Paso Corp.	5,873	43,108
KeySpan Corp.	1,607	54,236
Kinder Morgan, Inc.	1,247	66,403
NICOR, Inc.	415	14,106
NiSource, Inc.	2,839	54,906
Peoples Energy Corp.	400	16,060
Sempra Energy	2,066	61,464
		310,283
Multi-Utilities & Unregulated Power 0.3%
AES Corp.*	6,251	40,506
Calpine Corp.*	3,980	22,447
Duke Energy Corp.	9,069	154,899
Dynegy, Inc. "A"	3,727	11,516
Williams Companies, Inc.	5,149	47,010
		276,378
Total Common Stocks (Cost $101,251,235)		94,440,535

	Principal Amount ($)	Value ($)
Treasury Obligations 0.2%
US Treasury Bill, 0.88%**, 10/16/2003 (c) (Cost $149,835)	150,000	149,828

	Shares	Value ($)
Cash Equivalents 1.3%
Scudder Cash Management QP Trust, 1.09% (b) (Cost $1,222,065)	1,222,065	1,222,065
Total Investment Portfolio - 100.0% (Cost $102,623,135) (a)		95,812,428

* Non-income producing security.
** Annualized yield at time of purchase; not a coupon rate.
(a) The cost for federal income tax purposes was $109,096,360. At August 31, 2003, net unrealized depreciation for all securities based on tax cost was $13,283,932. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,039,490 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $19,323,422.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) At August 31, 2003, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
At August 31, 2003, open futures contracts purchased were as follows:
Futures	Expiration	Contracts	Aggregate Face Value ($)	Value ($)
S&P 500 Index	9/19/2003	5	1,228,043	1,259,626
Total unrealized appreciation on open futures contracts				31,583

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of August 31, 2003
Assets
Investments: Investments in securities, at value (cost $101,401,070)	$ 94,590,363
Investment in Scudder Cash Management QP Trust (cost $1,222,065)	1,222,065
Total investments in securities, at value (cost $102,623,135)	95,812,428
Cash	10,000
Receivable for daily variation margin on open future contracts	8,125
Receivable for investments sold	9,869
Dividends receivable	148,686
Receivable for Fund shares sold	165,553
Total assets	$ 96,154,661
Liabilities
Payable for investments purchased	4,445
Payable for Fund shares redeemed	691,849
Accrued management fee	28,137
Other accrued expenses and payables	65,740
Total liabilities	790,171
Net assets, at value	$ 95,364,490
Net Assets
Net assets consist of: Undistributed net investment income	338,815
Net unrealized appreciation (depreciation) on: Investments	(6,810,707)
Futures	31,583
Accumulated net realized gain (loss)	(13,946,494)
Paid-in capital	115,751,293
Net assets, at value	$ 95,364,490

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of August 31, 2003 (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($69,446,763 / 10,952,643 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 6.34
Maximum offering price per share (100 / 95.50 of $6.34)	$ 6.64
Class B
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($13,870,638 / 2,218,081 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 6.25
Class C
Net Asset Value and redemption price (subject to contingent deferred sales charge) per share ($12,047,089 / 1,923,973 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 6.26
Maximum offering price per share (100 / 99.00 of $6.26)	$ 6.32

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended ended August 31, 2003
Investment Income
Income: Dividends (net of foreign taxes withheld of $135)	$ 1,398,962
Interest - Scudder Cash Management QP Trust	18,672
Interest	1,761
Total Income	1,419,395
Expenses: Management fee	258,562
Administrative fee	282,746
Distribution service fees	328,508
Trustees' fees and expenses	18,517
Other	3,782
Total expenses before expense reductions	892,115
Expense reductions	(262)
Total expenses, after expense reductions	891,853
Net investment income (loss)	527,542
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(6,237,194)
Futures	70,251
(6,166,943)
Net unrealized appreciation (depreciation) during the period on: Investments	14,648,700
Futures	(44,906)
14,603,794
Net gain (loss) on investment transactions	8,436,851
Net increase (decrease) in net assets resulting from operations	$ 8,964,393

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Years Ended August 31,
Increase (Decrease) in Net Assets	2003	2002
Operations: Net investment income	$ 527,542	$ 193,478
Net realized gain (loss) on investment transactions	(6,166,943)	(5,910,854)
Net unrealized appreciation (depreciation) on investment transactions during the period	14,603,794	(10,501,058)
Net increase (decrease) in net assets resulting from operations	8,964,393	(16,218,434)
Distributions to shareholders from: Net investment income: Class A	(331,565)	(99,581)
Fund share transactions: Proceeds from shares sold	56,890,636	58,885,353
Reinvestment of distributions	330,928	99,581
Cost of shares redeemed	(42,182,800)	(35,771,093)
Net increase (decrease) in net assets from Fund share transactions	15,038,764	23,213,841
Increase (decrease) in net assets	23,671,592	6,895,826
Net assets at beginning of period	71,692,898	64,797,072
Net assets at end of period (including undistributed net investment income of $338,815 and $147,629, respectively)	$ 95,364,490	$ 71,692,898

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A
Years Ended August 31,	2003	2002	2001	2000[a]
Selected Per Share Data
Net asset value, beginning of period	$ 5.75	$ 7.10	$ 9.59	$ 9.50
Income from investment operations: Net investment income[b]	.05	.03	.03	.03
Net realized and unrealized gain (loss)	.57	(1.37)	(2.46)	.06
Total from investment operations	.62	(1.34)	(2.43)	.09
Less distribution from: Net investment income	(.03)	(.01)	(.04)	-
Net realized gains on investment transactions	-	-	(.02)	-
Total distributions	(.03)	(.01)	(.06)	-
Net asset value, end of period	$ 6.34	$ 5.75	$ 7.10	$ 9.59
Total Return (%)[c]	10.93	(18.87)	(25.46)[d]	.95d**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in millions)	69	51	45	22
Ratio of expenses before expense reductions (%)	.92	1.00	1.62[e]	3.19*
Ratio of expenses after expense reductions (%)	.92	1.00	1.03[e]	1.00*
Ratio of net investment income (loss) (%)	.89	.48	.41	.90*
Portfolio turnover rate (%)	11	12	8	43*
[a] For the period from April 3, 2000 (commencement of operations) to August 31, 2000.
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charges.
[d] Total return would have been lower had certain expenses not been reduced.
[e] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.61% and 1.02%, respectively.
* Annualized
** Not annualized

Class B
Years Ended August 31,	2003	2002	2001	2000[a]
Selected Per Share Data
Net asset value, beginning of period	$ 5.68	$ 7.06	$ 9.57	$ 9.50
Income from investment operations: Net investment income (loss)[b]	.01	(.02)	(.03)	.00
Net realized and unrealized gain (loss)	.56	(1.36)	(2.46)	.07
Total from investment operations	.57	(1.38)	(2.49)	.07
Less distribution from: Net realized gains on investment transactions	-	-	(.02)	-
Net asset value, end of period	$ 6.25	$ 5.68	$ 7.06	$ 9.57
Total Return (%)[c]	10.04	(19.55)	(26.04)[d]	.74d**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in millions)	14	13	14	3
Ratio of expenses before expense reductions (%)	1.72	1.80	2.64[e]	4.18*
Ratio of expenses after expense reductions (%)	1.72	1.80	1.81[e]	1.75*
Ratio of net investment income (loss) (%)	.09	(.32)	(.38)	.09*
Portfolio turnover rate (%)	11	12	8	43*
[a] For the period from April 3, 2000 (commencement of operations) to August 31, 2000.
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charges.
[d] Total return would have been lower had certain expenses not been reduced.
[e] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 2.64% and 1.80%, respectively.
* Annualized
** Not annualized

Class C
Years Ended August 31,	2003	2002	2001	2000[a]
Selected Per Share Data
Net asset value, beginning of period	$ 5.68	$ 7.06	$ 9.57	$ 9.50
Income from investment operations: Net investment income (loss)[b]	.01	(.02)	(.03)	.00
Net realized and unrealized gain (loss)	.57	(1.36)	(2.46)	.07
Total from investment operations	.58	(1.38)	(2.49)	.07
Less distribution from: Net realized gains on investment transactions	-	-	(.02)	-
Net asset value, end of period	$ 6.26	$ 5.68	$ 7.06	$ 9.57
Total Return (%)[c]	10.21	(19.55)	(26.04)[d]	.74d**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in millions)	12	8	5	2
Ratio of expenses before expense reductions (%)	1.69	1.77	2.67[e]	4.13*
Ratio of expenses after expense reductions (%)	1.69	1.77	1.80[e]	1.75*
Ratio of net investment income (loss) (%)	.12	(.29)	(.36)	.09*
Portfolio turnover rate (%)	11	12	8	43*
[a] For the period from April 3, 2000 (commencement of operations) to August 31, 2000.
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charges.
[d] Total return would have been lower had certain expenses not been reduced.
[e] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 2.66% and 1.79%, respectively.
* Annualized
** Not annualized

Notes to Financial Statements

A. Significant Accounting Policies

Scudder S&P 500 Stock Fund (the "Fund") is a diversified series of Scudder Investors Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors subject to a 1% initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Prior to February 3, 2003, Class C shares were offered without an initial sales charge. Class C shares do not convert into another class.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fees, administrative fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Scudder Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At August 31, 2003, the Fund had a net tax basis capital loss carryforward of approximately $4,116,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2009 ($228,000), August 31, 2010 ($638,000), and August 31, 2011 ($3,250,000) the expiration dates, whichever occurs first. In addition, from November 1, 2002 through August 31, 2003, the Fund incurred approximately $3,326,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended August 31, 2004.

Distribution of Income and Gains. Distributions of net investment income, if any, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to securities sold at a loss and investments in futures contracts. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At August 31, 2003, the Fund's components of distributable earnings (accumulated losses) on a tax-basis were as follows:

Undistributed ordinary income*	$ 343,853
Undistributed net long-term capital gains	$ -
Capital loss carryforwards	$ (4,116,000)
Unrealized appreciation (depreciation) on investments	$ (13,283,932)

In addition, during the years ended August 31, 2003 and August 31, 2002 the tax character of distributions paid to shareholders by the Fund are summarized as follows:

	2003	2002
Distributions from ordinary income*	$ 331,565	$ 99,581

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Purchases and Sales of Securities

During the year ended August 31, 2003, purchases and sales of investment securities (excluding short-term instruments) aggregated $24,125,876 and $8,481,573, respectively.

C. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Agreement was equal to an annual rate of 0.33% of the first $100,000,000 of the Fund's average daily net assets, 0.29% of the next $100,000,000 of such net assets and 0.27% of such net assets in excess of $200,000,000, computed and accrued daily and payable monthly. Accordingly, for the year ended August 31, 2003, the fee pursuant to the Management Agreement was equivalent to an annualized effective rate of 0.33% of the Fund's average daily net assets.

On January 31, 2003, Deutsche Bank AG completed the sale of its global passive equity, enhanced equity and passive fixed income businesses to Northern Trust Investments, N.A. ("NTI"), an indirect subsidiary of Northern Trust Corporation. Under this agreement, Deutsche Investment Management Americas Inc. ("DeIM") remained as investment advisor to the Fund until Board and shareholder approval of NTI as sub-advisor to the Fund. Effective April 25, 2003, NTI serves as sub-advisor to the Fund and is paid by the Advisor for its services.

Administrative Fee. Under the Administrative Agreement (the "Administrative Agreement"), the Advisor provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by the Advisor under its Agreement and Management Agreement with the Fund, as described above) in exchange for the payment by each class of the Fund of an administrative services fee (the "Administrative Fee") of 0.35%, 0.40% and 0.375% of the average daily net assets for Class A, B and C shares, respectively, computed and accrued daily and payable monthly.

Various third-party service providers, some of which are affiliated with the Advisor, provide certain services to the Fund under the Administrative Agreement. Scudder Fund Accounting Corporation, a subsidiary of the Advisor, computes the net asset value for the Fund and maintains the accounting records of the Fund. Scudder Investments Service Company, an affiliate of the Advisor, is the transfer, shareholder service and dividend-paying agent for Class A, B and C shares of the Fund. These affiliated entities have in return entered in various agreements with third-party service providers to provide these services. In addition, other service providers not affiliated with the Advisor provide certain services (i.e., custody, legal and audit) to the Fund under the Administrative Agreement. The Advisor pays the service providers for the provision of their services to the Fund and pays other Fund expenses, including insurance, registration, printing, postage and other costs. Certain expenses of the Fund are not borne by the Advisor under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). For the year ended August 31, 2003, the Administrative Fee was as follows:

Administrative Fee	Total Aggregated	Unpaid at August 31, 2003
Class A	$ 198,465	$ 21,576
Class B	49,635	5,054
Class C	34,646	3,902
	$ 282,746	$ 30,532

The Administrative Agreement between the Advisor and the Fund will terminate effective September 30, 2003 and the Fund will directly bear the cost of those expenses formerly covered under the Administrative Agreement.

Effective October 1, 2003 through September 30, 2005, the Advisor has agreed to contractually waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the operating expenses of each class at 0.75%, 0.80% and 0.80% of average daily net assets for Class A, B and C shares, respectively (excluding certain expenses such as Rule 12b-1 and/or service fees, trustee and trustee counsel fees, extraordinary expenses, taxes, brokerage and interest).

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc., ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the year ended August 31, 2003, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at August 31, 2003
Class B	$ 93,066	$ 8,613
Class C	69,292	7,482
	$ 162,358	$ 16,095

In addition, SDI provides information and administrative services ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended August 31, 2003, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at August 31, 2003	Effective Rate
Class A	$ 120,160	$ 11,763.21%
Class B	26,538	2,301.21%
Class C	19,452	1,713.21%
	$ 166,150	$ 15,777

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for Class A, B and C shares. Underwriting commissions paid in connection with the distribution of Class A and C shares for the year ended August 31, 2003 aggregated $5,316 and $69, respectively.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the year ended August 31, 2003 the CDSC for Class B and C shares aggregated $50,081 and $144, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the year ended August 31, 2003, SDI received $510.

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Scudder Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by Scudder Investments, Inc. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust.

D. Expense Off-Set Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended August 31, 2003, the Administrative Fee was reduced by $262 for custodian credits earned.

E. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Year Ended August 31, 2003		Year Ended August 31, 2002
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	7,037,294	$ 40,177,197	6,698,957	$ 45,271,215
Class B	1,863,607	10,593,527	1,141,086	7,539,065
Class C	1,081,710	6,119,912	905,554	6,075,073
		$ 56,890,636		$ 58,885,353
Shares issued in reinvestment of dividends
Class A	59,095	$ 330,928	13,987	$ 99,581
		$ 330,928		$ 99,581
Shares redeemed
Class A	(5,011,984)	$ (28,491,274)	(4,218,486)	$ (28,148,267)
Class B	(1,973,680)	(11,006,249)	(828,642)	(5,480,313)
Class C	(479,136)	(2,685,277)	(332,788)	(2,142,513)
		$ (42,182,800)		$ (35,771,093)
Net increase (decrease)
Class A	2,084,405	$ 12,016,851	2,494,458	$ 17,222,529
Class B	(110,073)	(412,722)	312,444	2,058,752
Class C	602,574	3,434,635	572,766	3,932,560
		$ 15,038,764		$ 23,213,841

Report of Ernst & Young LLP, Independent Auditors

To the Trustees of Scudder Investors Trust and Shareholders of Scudder S&P 500 Stock Fund:

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of the Scudder S&P 500 Stock Fund (the "Fund"), a series of the Scudder Investors Trust (the "Trust"), as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures were replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Scudder S&P 500 Stock Fund at August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

Boston, Massachusetts October 10, 2003	/s/ Ernst & Young LLP

Tax Information (Unaudited)

For corporate shareholders, 100% of the income dividends paid during the Fund's fiscal year ended August 31, 2003 qualified for the dividends received deduction.

For federal income tax purposes, the Fund designates $400,000, or the maximum amount allowable under tax law, as qualified dividend income.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-SCUDDER.

Trustees and Officers

The following table presents certain information regarding the Trustees and Officers of the fund as of August 31, 2003. Each individual's age is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each individual is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois, 60606. Each Trustee's term of office extends until the next shareholder's meeting called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the fund.

Independent Trustees
Name, Age, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
John W. Ballantine (57) Trustee, 1999-present	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Enron Corporation (energy trading firm) (effective May 30, 2002); First Oak Brook Bancshares, Inc.; Oak Brook Bank; Tokheim Corporation (designer, manufacturer and servicer of electronic and mechanical petroleum marketing systems); American Healthways, Inc. (provider of disease and care management services).	82
Lewis A. Burnham (70) Trustee, 1977-present	Retired; formerly, Director of Management Consulting, McNulty & Company (1990-1998); prior thereto, Executive Vice President, Anchor Glass Container Corporation.	82
Donald L. Dunaway (66) Trustee, 1980-present	Retired; formerly, Executive Vice President, A.O. Smith Corporation (diversified manufacturer) (1963-1994).	82
James R. Edgar (57) Trustee, 1999-present	Distinguished Fellow, University of Illinois, Institute of Government and Public Affairs (1999-present); formerly, Governor, State of Illinois (1991-1999). Directorships: Kemper Insurance Companies; John B. Sanfilippo & Son, Inc. (processor/packager/marketer of nuts, snacks and candy products); Horizon Group Properties, Inc.; Youbet.com (online wagering platform); Alberto-Culver Company (manufactures, distributes and markets health and beauty-care products).	82
Paul K. Freeman (53) Trustee, 2002-present	President, Cook Street Holdings (consulting); Adjunct Professor, University of Denver; Consultant, World Bank/Inter-American Development Bank; formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998).	82
Robert B. Hoffman (66) Trustee, 1981-present	Retired; formerly, Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries) (1999-2000); prior thereto, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products) (1994-1999).	82
Shirley D. Peterson (61) Trustee, 1995-present	Retired; formerly, President, Hood College (1995-2000); prior thereto, Partner, Steptoe & Johnson (law firm); Commissioner, Internal Revenue Service; Assistant Attorney General (Tax), US Department of Justice. Directorships: Bethlehem Steel Corp.; Federal Mogul Corp. (supplier of automotive components and subsystems); Trustee, Bryn Mawr College.	82
Fred B. Renwick (73) Trustee, 1988-present	Retired; Professor Emeritus of Finance, New York University, Stern School of Business (2001-present); formerly, Professor, New York University Stern School of Business (1965-2001). Directorships: The Wartburg Foundation; Chairman, Finance Committee of Morehouse College Board of Trustees; formerly, Director of Board of Pensions, Evangelical Lutheran Church in America; member of the Investment Committee of Atlanta University Board of Trustees; Chair of the Investment Committee, American Bible Society Board of Trustees.	82
William P. Sommers (70) Trustee, 1979-present	Retired; formerly, President and Chief Executive Officer, SRI International (research and development) (1994-1998); prior thereto, Executive Vice President, lameter (medical information and educational service provider); Senior Vice President and Director, Booz, Allen & Hamilton Inc. (management consulting firm). Directorships: PSI Inc. (satellite engineering and components); Evergreen Solar, Inc. (develop/manufacture solar electric system engines); H2 Gen (manufacture hydrogen generators); Zassi Medical Evolutions, Inc. (specialists in intellectual property opportunities in medical device arena); Guckenheimer Enterprises (executive food services).
		82
John G. Weithers (70) Trustee, 1993-present	Retired; formerly, Chairman of the Board and Chief Executive Officer, Chicago Stock Exchange. Directorships: Federal Life Insurance Company; Chairman of the Members of the Corporation and Trustee, DePaul University; formerly, International Federation of Stock Exchanges; Records Management Systems.	82

Interested Trustees and Officers[2]
Name, Age, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Richard T. Hale[3] (58) Chairman and Trustee, 2002-present President, 2003-present	Managing Director, Deutsche Investment Management Americas Inc. (2003-present); Managing Director, Deutsche Bank Securities Inc. (formerly Deutsche Banc Alex. Brown Inc.) and Deutsche Asset Management (1999 to present); Director and President, Investment Company Capital Corp. (registered investment advisor) (1996 to present); Director, Deutsche Global Funds, Ltd. (2000 to present), CABEI Fund (2000 to present), North American Income Fund (2000 to present) (registered investment companies); Director, Scudder Global Opportunities Fund (since 2003); Director/Officer Deutsche/Scudder Mutual Funds (various dates); President, Montgomery Street Income Securities, Inc. (2002 to present) (registered investment companies); Vice President, Deutsche Asset Management, Inc. (2000 to present); formerly, Director, ISI Family of Funds (registered investment companies; 4 funds overseen) (1992-1999)
201
Philip J. Collora (57) Vice President and Assistant Secretary, 1986-present	Director, Deutsche Asset Management	n/a
Daniel O. Hirsch[3] (49) Vice President and Assistant Secretary, 2002-present	Managing Director, Deutsche Asset Management (2002-present) and Director, Deutsche Global Funds Ltd. (2002-present); formerly, Director, Deutsche Asset Management (1999-2002); Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998)
n/a
Kenneth Murphy[4] (39) Vice President, 2002-present	Vice President, Deutsche Asset Management (2000-present); Vice President, Scudder Distributors, Inc. (December 2002-present); formerly, Director, John Hancock Signature Services (1992-2000)	n/a
Charles A. Rizzo[4] (46) Treasurer, 2002-present	Director, Deutsche Asset Management (April 2000-present). Formerly, Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998)
n/a
Salvatore Schiavone[4] (37) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management	n/a
Lucinda H. Stebbins[4] (57) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management	n/a
Kathleen Sullivan D'Eramo[4] (46) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management	n/a
John Millette[4] (41) Secretary, 2001-present	Director, Deutsche Asset Management	n/a
Caroline Pearson[4] (41) Assistant Secretary, 1998-present	Managing Director, Deutsche Asset Management	n/a

1 Length of time served represents the date that each Trustee was first elected to the common board of trustees which oversees a number of investment companies, including the fund, managed by the Advisor. For the Officers of the fund, length of time served represents the date that each Officer was first elected to serve as an officer of any fund overseen by the aforementioned common board of trustees.
2 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act, as amended. Interested persons receive no compensation from the fund.
3 Address: One South Street, Baltimore, Maryland
4 Address: Two International Place, Boston, Massachusetts

The fund's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-621-1048.

Investment Products

Scudder Funds

Growth Funds

Scudder 21st Century Growth Fund

Scudder Aggressive Growth Fund

Scudder Blue Chip Fund

Scudder Capital Growth Fund

Scudder Development Fund

Scudder Dynamic Growth Fund

Scudder Flag Investors
Communications Fund

Scudder Gold & Precious Metals Fund

Scudder Global Biotechnology Fund

Scudder Growth Fund

Scudder Health Care Fund

Scudder Large Company Growth Fund

Scudder Micro Cap Fund

Scudder Mid Cap Fund

Scudder Small Cap Fund

Scudder Strategic Growth Fund

Scudder Technology Fund

Scudder Technology Innovation Fund

Scudder Top 50 US Fund

Value Funds

Scudder Contrarian Fund

Scudder-Dreman Financial Services Fund

Scudder-Dreman High Return Equity Fund

Scudder-Dreman Small Cap Value Fund

Scudder Flag Investors Equity
Partners Fund

Scudder Growth and Income Fund

Scudder Large Company Value Fund

Scudder-RREEF Real Estate Securities Fund

Scudder Small Company Stock Fund

Scudder Small Company Value Fund

Scudder Tax Advantaged Dividend Fund

Multicategory/Asset Allocation Funds

Scudder Balanced Fund

Scudder Flag Investors Value Builder Fund

Scudder Focus Value+Growth Fund

Scudder Lifecycle Mid Range Fund

Scudder Lifecycle Long Range Fund

Scudder Lifecycle Short Range Fund

Scudder Pathway Conservative Portfolio

Scudder Pathway Growth Portfolio

Scudder Pathway Moderate Portfolio

Scudder Target 2013 Fund

Scudder Total Return Fund

International/Global Funds

Scudder Emerging Markets Growth Fund

Scudder Emerging Markets Income Fund

Scudder European Equity Fund

Scudder Global Fund

Scudder Global Bond Fund

Scudder Global Discovery Fund

Scudder Greater Europe Growth Fund

Scudder International Fund

Scudder International Equity Fund

Scudder International Select Equity Fund

Scudder Japanese Equity Fund

Scudder Latin America Fund

Scudder New Europe Fund

Scudder Pacific Opportunities Fund

Income Funds

Scudder Cash Reserves Fund

Scudder Fixed Income Fund

Scudder GNMA Fund

Scudder High Income Plus Fund (formerly Deutsche High Yield Bond Fund)

Scudder High Income Fund (formerly Scudder High Yield Fund)

Scudder High Income Opportunity Fund (formerly Scudder High Yield Opportunity Fund)

Scudder Income Fund

Scudder PreservationPlus Fund

Scudder PreservationPlus Income Fund

Scudder Short Duration Fund (formerly Scudder Short-Term Fixed Income Fund)

Scudder Short-Term Bond Fund

Scudder Strategic Income Fund

Scudder U.S. Government Securities Fund

Not all funds are available in all share classes.

Scudder open-end funds are offered by prospectus only. For more complete information on any fund or variable annuity registered in your state, including information about a fund's objectives, strategies, risks, advisory fees, distribution charges, and other expenses, please order a free prospectus. Read the prospectus before investing in any fund to ensure the fund is appropriate for your goals and risk tolerance.

A money market mutual fund investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

The products described should not be considered a solicitation to buy or an offer to sell a security to any person in any jurisdiction where such offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Account Management Resources

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For more information	(800) 621-1048 To speak with a Scudder service representative.
Written correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606 (800) 621-1148

	Class A	Class B	Class C
Nasdaq Symbol	KSAAX	KSABX	KSACX
CUSIP Number	811166-701	811166-800	811166-883
Fund Number	155	255	355

Notes

Notes

Notes

Notes

Notes

ITEM 2.         CODE OF ETHICS.

As of the end of the period, August 31, 2003, the Scudder S&P 500 Stock Fund has adopted a code of ethics,  as defined in Item 2 of Form N-CSR,  that  applies to its President and Treasurer and its Chief Financial  Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Directors/Trustees has determined that the Fund has at least one "audit committee financial expert" serving on its audit committee: Mr.
Donald L. Dunaway. This audit committee member is "independent," meaning that he is not an "interested person" of the Fund (as that term is defined in Section
2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Fund (except in the capacity as a Board or committee member).

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert"
designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not currently applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the
Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation and until the filing of this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.        EXHIBITS.

(a)(1)   Code of Ethics  pursuant to Item 2 of Form N-CSR is filed and  attached hereto as EX-99.CODE ETH.

(a)(2)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder S&P 500 Stock Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               October 22, 2003
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder S&P 500 Stock Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               October 22, 2003
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               October 22, 2003
                                    ---------------------------